Short-Term Borrowed Funds - Summary of Short-Term Borrowed Funds (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 1,190,000	$ 1,752,000
Short-term borrowed funds, weighted average rates at year end	1.49%	0.50%
Short-term borrowed funds, average balance during year	$ 1,640,000	$ 2,144,000
Short-term borrowed funds, weighted average rate during year	1.00%	0.72%
Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year	$ 2,000	$ 2,000
Short-term borrowed funds, weighted average rate during year	2.92%	1.95%
Master Notes and Other Short Term Borrowing [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, balance at year end	$ 1,190,000	$ 1,752,000
Short-term borrowed funds, weighted average rates at year end	1.49%	0.50%
Short-term borrowed funds, average balance during year	$ 1,638,000	$ 1,861,000
Short-term borrowed funds, weighted average rate during year	1.00%	0.28%
Short-term borrowed funds, maximum month-end balance	$ 2,006,000	$ 2,448,000
Notes Payable [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year		$ 6,000
Short-term borrowed funds, weighted average rate during year		5.81%
Short-term borrowed funds, maximum month-end balance		$ 12,000
Short-term Line of Credit [Member]
Short-term Debt [Line Items]
Short-term borrowed funds, average balance during year		$ 275,000
Short-term borrowed funds, weighted average rate during year		3.58%
Short-term borrowed funds, maximum month-end balance		$ 1,000,000